Deutsche Investment Management
                                                  Americas Inc.
                                                  Two International Place
                                                  Boston, MA  02110

                                                  May 18, 2005






Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Post-Effective Amendment No.33 to the Registration Statement on Form N-1A of CASH ACCOUNT TRUST (the "Trust") (Reg. Nos. 33-32476 and 811-5970) on behalf of its series: the Money Market Portfolio, the Government and Agency Securities Portfolio and the Tax-Exempt Portfolio (the "Portfolios").


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and the Statement of Additional Information that would have been filed on behalf of the Portfolios pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on May 13, 2005.

Comments or questions concerning this certificate may be directed to Jeanne Carroll at (617) 295-2592.



                                                 Very truly yours,



                                                 By:  /s/ Caroline Pearson
                                                     ---------------------------
                                                     Caroline Pearson
                                                     Assistant Secretary